Operating Leases - Future Minimum Lease Obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Operating Leases
Minimum lease payments	$ 90,353		$ 117,635
Charterhire expense	35,169	$ 38,904
Less than 1 year
Operating Leases
Minimum lease payments	34,297		52,532
1 - 5 years
Operating Leases
Minimum lease payments	38,570		42,839
Later than five years
Operating Leases
Minimum lease payments	$ 17,486		$ 22,264